UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 377,882	$ 8,631,943
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Dividend income from Trust Account	(1,646,951)	(1,204,892)
Change in fair value of warrant liability		(8,192,000)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	171,690	227,669
Due to affiliates	90,000	90,000
Note Payable - related party	1,631,948
Accounts payable	487,824	(51,703)
Net cash flows provided by (used in) operating activities	1,112,393	(498,983)
CASH FLOWS FROM INVESTING ACTIVITIES
Withdrawal from Trust Account for redemption of ordinary shares	181,681,691
Cash deposited to Trust Account	(1,081,948)
Net cash flows provided by investing activities	(180,599,743)
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of Ordinary shares	(181,681,691)
Net cash flows used in financing activities	(181,681,691)
NET CHANGE IN CASH	(30,445)	498,983
CASH, BEGINNING OF PERIOD	93,344	670,522
CASH, END OF PERIOD	123,789	171,539
Supplemental disclosure of noncash activities:
Remeasurement of Class A ordinary shares subject to possible redemption	$ 1,646,951	$ 1,204,892